Income Taxes (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income tax expense/(benefit)
U.S. federal income tax expense/(benefit)	$ 11,715	$ (16,006)	$ (17,042)
State income tax provision/(benefit)	2,099	19	(1,391)
Other items	1,227	(5,100)	1,260
Valuation allowance	(7,470)	18,554	17,484
Total income tax expense/(benefit)	$ 7,571	$ (2,533)	$ 311